Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of fees charged by managers	The Fees charged by our Managers comprised the following:

	Year Ended December 31,
	2022	2023	2024
Ship Management Fees	$17,723	$19,199	$21,357
Supervision Fees	1,100	3,575	1,100
Commissions	1,870	2,157	2,150